Called up share capital and other equity instruments - Additional tier 1 capital - contingent convertible securities (Details) - Contingent Convertible Securities	12 Months Ended
Dec. 31, 2018 £ / shares
Disclosure Of Other Equity [Line Items]
Fixed interest rate, period increments	5 years
Conversion threshold, common equity tier 1 percentage	7.00%
Par value per share upon conversion (in dollars per share)	£ 2.70